Unaudited Interim Financial Statements	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
UNAUDITED INTERIM FINANCIAL STATEMENTS
NOTE 3:-	UNAUDITED INTERIM FINANCIAL STATEMENTS

The accompanying consolidated balance sheet as of June 30, 2020, the consolidated statements of comprehensive loss and the consolidated statements of cash flows for the six months ended June 30, 2020 and 2019, as well as the statement of changes in shareholders' equity for the six months ended June 30, 2020, are unaudited.

These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In management's opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company's financial position as of June 30, 2020, as well as its results of operations and cash flows for the six months ended June 30, 2020 and 2019. The results of operations for the six months ended June 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020.